RESTATEMENT OF QUARTERLY CONDENSED FINANCIAL STATEMENTS (UNAUDITED) - Schedule of restatement of quarterly condensed balance sheet (Parentheticals) (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued		7,187,500				7,187,500
Class B Ordinary Shares | Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized			20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued			7,187,500	7,187,500	7,187,500
Ordinary shares, shares outstanding			7,187,500	7,187,500	7,187,500
CIK000178115 Alussa Energy Acquisition Corp
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Preference shares authorized	2,000,000	2,000,000				2,000,000
Preference shares, shares issued	0	0				0
Preference shares, shares outstanding	0	0				0
CIK000178115 Alussa Energy Acquisition Corp | Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Subject to possible redemption			25,024,040	25,283,856	25,129,917
Preferred stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Preference shares authorized			2,000,000	2,000,000	2,000,000
Preference shares, shares issued			0	0	0
Preference shares, shares outstanding			0	0	0
CIK000178115 Alussa Energy Acquisition Corp | Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000				200,000,000
Ordinary shares, shares issued	8,346,318	5,279,045				4,358,467
Ordinary shares, shares outstanding	8,346,318	5,279,045				4,358,467
CIK000178115 Alussa Energy Acquisition Corp | Class A Ordinary Shares | Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized			200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued			3,725,960	3,466,144	3,620,083
Ordinary shares, shares outstanding			3,725,960	3,466,144	3,620,083
CIK000178115 Alussa Energy Acquisition Corp | Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000				20,000,000
Ordinary shares, shares issued	7,187,500	7,187,500				7,187,500
Ordinary shares, shares outstanding	7,187,500	7,187,500				7,187,500